INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Merchandise	—	6,853,202
Inventories	—	6,853,202

No write-down of inventories from the carrying amount to its estimated net realizable value was made for the year ended December 31, 2018, 2019 and 2020.